Debt Instruments - Type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Financial assets
Financial assets	573,046	355,333
Debt instruments. | Mexican peso
Financial assets
Financial assets	405,184	243,132
Debt instruments. | US dollar
Financial assets
Financial assets	108,411	47,897
Debt instruments. | Brazilian real
Financial assets
Financial assets	23,870	30,225
Debt instruments. | Other currencies
Financial assets
Financial assets	35,581	34,079
Issued by financial institutions
Financial assets
Financial assets	3,413	2,270
Other debt securities
Financial assets
Financial assets	6,448	10,463
Mexico | Government debt securities
Financial assets
Financial assets	443,909	273,487
Financial assets pledged as collateral	744	4,472
Foreign | Government debt securities
Financial assets
Financial assets	119,276	69,113
Financial assets pledged as collateral	4,562
BRAZIL | Government debt securities
Financial assets
Financial assets	23,870	30,225
UNITED STATES | US Government Treasury Bills (T-BILLS)
Financial assets
Financial assets	91,976	34,506
UNITED STATES | US Government Treasury Notes (T-NOTES)
Financial assets
Financial assets	$ 3,430	$ 4,382